Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds	¥ 598,703		¥ 599,522
Borrowings	12,167,858	¥ 10,652,481	10,652,481
Bonds	11,171,209	¥ 10,569,117	10,569,117
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Bonds	4,898,140		4,216,292
Guarantee deposit	234,000		298,000
SMFG [member] | Subordinated bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds	954,000		945,000
SMFG [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds	3,962,000		3,285,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds	5,000		2,000
SMFG [member] | Subsidiaries [Member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds	12,000		12,000
SMFG [member] | Subordinated long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	49,000		49,000
SMFG [member] | Unsubordinated long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	185,000		150,000
SMFG preferred capital JPY 3 limited [member]
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds	¥ 267,000		¥ 267,000
Minimum [member] | SMFG preferred capital JPY 3 limited [member]
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds, interest rates	4.00%
Maximum [member] | SMFG preferred capital JPY 3 limited [member]
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds, interest rates	4.50%